ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Detail of accounts payable and accrued expenses as of June 30, 2023, and 2022 was as follows:

	June 30,	December 31,
	2023	2022
Accounts payable	$2,020,250	$669,231
Credit card payable	160,767	29,454
Accrued interest	122,886	12,298
Accrued expenses and other payables	151,900	25,675
Total accounts payable and accrued expenses	$2,455,803	$736,658

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Detail of accounts payable and accrued expenses as of December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Accounts payable	$669,231	$309,833
Credit card payable	29,454	28,683
Accrued interest	12,298	35,131
Accrued expenses and other	25,675	-
	$736,658	$373,647

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021